9. EARNINGS PER SHARE (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total antidilutive common stock equivalents excluded from dilutive earnings per share	9,745,086
Warrant
Total antidilutive common stock equivalents excluded from dilutive earnings per share	775,430
Stock Options
Total antidilutive common stock equivalents excluded from dilutive earnings per share	7,269,656
Convertible debt
Total antidilutive common stock equivalents excluded from dilutive earnings per share	1,700,000